a series of Advisors Preferred Trust

Supplement dated October 1, 2014,

to the Statement of Additional Information ("SAI") dated May 1, 2014,

as previously supplemented July 8, 2014.

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Effective September 29, 2014, Catherine Ayers-Rigsby and Brian S. Humphrey no longer serve as Directors of GBSP Fund Limited, the wholly-owned subsidiary of the Portfolio.  Any references in the SAI to the contrary should be disregarded.

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This Supplement, the Summary Prospectus, Prospectus, and SAI dated May 1, 2014, and as previously supplemented July 8, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Summary Prospectus, Prospectus, SAI and previous supplement have been filed with the Securities and Exchange Commission, are incorporated by reference.  These can be obtained without charge by calling toll-free 1-855-650-QGLD (7453) or by visiting www.goldbullionstrategyfund.com/fund-documents.